Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	September 30, 2021	December 31, 2020

Prepaid expenses	$390	$497
Security deposits	121	121
Other	425	498
Total	$936	$1,116